STOCK-BASED COMPENSATION - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation
Stock-based compensation cost, unrecognized, related to non-vested awards	$ 934	$ 871
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 118	$ 228	$ 222
Restricted Stock Units
Stock-Based Compensation
Remaining weighted-average contractual term	3 years	3 years	3 years
Fair value of stock units granted	$ 557	$ 606	$ 434
Fair value of stock units vested and released	323	583	378
Stock-based compensation cost, unrecognized, related to non-vested awards	814	800	754
Cash received from employees as a result of vesting and release of awards	$ 0	0	0
Restricted Stock Units | Minimum
Stock-Based Compensation
Vesting period	1 year
Restricted Stock Units | Maximum
Stock-Based Compensation
Vesting period	5 years
Performance Share Units
Stock-Based Compensation
Vesting period	3 years
Fair value of stock units granted	$ 138	174	257
Fair value of stock units vested and released	$ 81	$ 156	$ 161